Other Equity Instruments - Additional Information (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
£500m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure of other equity instruments [line items]
Capital securities	£ 500	£ 500
Distribution rate resets, period	5 years
Common equity tier 1 capital ratio minimum	7.00%
Interest rate	0.0675
750m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure of other equity instruments [line items]
Capital securities	£ 750
Interest rate	0.07375
500m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure of other equity instruments [line items]
Capital securities	£ 500	500
Interest rate	0.0533
500m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure of other equity instruments [line items]
Capital securities	£ 500	£ 500
Interest rate	0.0630
Hundred Million Of The Seven Hundred And Fifty Million Fixed Rate Reset Perpetual At One Capital Securities
Disclosure of other equity instruments [line items]
Capital securities	£ 100